Note 15 - Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Current income tax expense
Federal	$ 6,128	$ 14,839
State and local	580	1,100
Total	6,708	15,939
Deferred income tax expense (benefit)
Federal	2,860	(6,314)
State and local	107	(273)
Total	2,967	(6,587)
Income tax expense	$ 9,675	$ 9,352